SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of Cash, cash equivalents and Restricted cash reported within the Consolidated Balance Sheet that sum to the total of the same amounts shown on the Statement of Cash Flows.

	September 30, 2024	September 30, 2023
Cash and cash equivalents	$22,612	$19,006
Restricted cash	27,516	16,333
Total cash, cash equivalents, and restricted cash, ending balance	$50,128	$35,339